Paul Hastings LLP

101 California Street, 48th Floor

San Francisco, California 94111

1(415) 856-7007

davidhearth@paulhastings.com

August 1, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Litman Gregory Funds Trust—File Nos. 333-10015 and 811-07763

Ladies and Gentlemen:

We are counsel to Litman Gregory Funds Trust (the “Trust”) and have reviewed the enclosed Post-Effective Amendment No. 121 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”), which is being filed pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933, as amended.

The purposes of the Amendment are to (i) seek review by the staff of the Securities and Exchange Commission of a revised prospectus and a revised statement of additional information with respect to the change in name, principal investment strategies and benchmark index for the iMGP Equity Fund (the “Fund”), an existing series of the Trust, and (ii) reflect various other non-material changes..

Please contact the undersigned at (415) 856-7007 with comments and questions.

Very truly yours,

/s/ David A. Hearth

David A. Hearth

for PAUL HASTINGS LLP